RESEARCH AND DEVELOMENT, NET	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
RESEARCH AND DEVELOMENT, NET

NOTE 11 -RESEARCH AND DEVELOMENT, NET

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Payroll and related expenses	8,778	7,556	5,922
Subcontracted work and consulting	1,523	1,751	1,534
Share-based payments to service provider	57	118	67
Rent and office maintenance	1,068	810	671
Travel expenses	141	44	54
Other	362	309	415
Less participation in grants	(395)	(351)	—
Sales of prototypes	—	(67)	(100)
	11,534	10,170	8,563